Note 5 - Vessels, Net (Tables)	12 Months Ended
Dec. 31, 2024
Notes Tables
Property, Plant and Equipment [Table Text Block]
	Cost	Accumulated Depreciation	Net Book Value
Balance, January 1, 2023	257,173,053	(40,602,627)	216,570,426
- Depreciation for the year	-	(22,835,469)	(22,835,469)
- Vessel impairment	(18,442,104)	4,609,388	(13,832,716)
- Newbuilding vessels delivered during the year	84,902,861	-	84,902,861
- Vessel acquisitions and improvements	2,821,053	-	2,821,053
Balance, December 31, 2023	326,454,863	(58,828,708)	267,626,155
- Depreciation for the year	-	(26,367,517)	(26,367,517)
- Sale of vessel	(4,950,746)	931,410	(4,019,336)
- Newbuilding vessels delivered during the year	202,844,914	-	202,844,914
- Vessel acquisitions and improvements	3,302,682	-	3,302,682
Balance, December 31, 2024	527,651,713	(84,264,815)	443,386,898